Capital Leased Assets and Capital Lease Obligations (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Prepaid lease rentals [Abstract]:
Prepaid lease rentals	$ 40,811		$ 45,793	$ 49,817
Less: Amortization of prepaid lease rentals	(2,477)	$ (2,470)	(4,982)
Prepaid lease rentals	38,334		40,811
Less: Current portion	(4,975)		(4,982)
Non-current portion	$ 33,359		$ 35,829